Revenues (Tables)	12 Months Ended
Dec. 31, 2019
Revenues
Schedule of revenues

	For the years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Online marketplace services
Online marketing services	1,209,275	11,515,575	26,813,641	3,851,539
Transaction services	531,416	1,604,415	3,328,245	478,072
Merchandise sales	3,385	—	—	—
	1,744,076	13,119,990	30,141,886	4,329,611

Schedule of information about contract liabilities, comprising customer advances, deferred revenues and portions of Payables to merchants

	As of
	December 31, 2018	December 31, 2019	December 31, 2019
	RMB	RMB	US$
Customer advances and deferred revenues	191,482	605,970	87,042
Payable to merchants	72,939	116,557	16,742